Significant Accounting Policies - Schedule of Estimated Useful Life of Other Intangible Assets (Details) - Patents and Trademarks [Member]	12 Months Ended
Dec. 31, 2020
Minimum [Member]
Amortization of estimated useful life	12 years
Maximum [Member]
Amortization of estimated useful life	17 years